Commitments And Contingencies (Schedule Of Future Minimum Lease Payments) (Details) (USD $)	Jul. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 83,000
2016	84,000
2017	36,000
Future minimum annual lease payments, Total	$ 203,000